THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C

Multi-Fund®, Multi-Fund® Select, Multi-Fund® 5 Retirement Annuity,

Lincoln PathBuilder Income® IRA

Lincoln national Variable Annuity Account L

Group Variable Annuity

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite,

Lincoln ChoicePlus AssuranceSM Product Suite, Lincoln ChoicePlusSM Advisory,

Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Fusion, Lincoln ChoicePlusSM Rollover,

Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Signature,

Lincoln ChoicePlusSM Select B-Share, Lincoln Investor Advantage® Product Suite,

Lincoln Investor Advantage® Pro Product Suite

Lincoln Life Variable Annuity Account Q

Multi-Fund® Group

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account L

Group Variable Annuity

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite,

Lincoln ChoicePlus AssuranceSM Product Suite, Lincoln ChoicePlusSM Advisory,

Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Fusion,

Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Signature,

Lincoln Investor Advantage® Product Suite

Supplement dated July 11, 2025 to the Prospectus dated May 1, 2025

This Supplement to your prospectus outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on June 3-4, 2025, the Board approved the appointment of Franklin Advisers, Inc. as the new sub-adviser to the LVIP Macquarie Bond Fund (the “Fund”), effective on or about August 8, 2025 (“Effective Date”). The Fund’s name will be changed as of the Effective Date, as noted below, and all references to the Fund’s name will be revised accordingly. The Fund’s investment objective, fee and average total returns will remain the same. All other information about the fund, including the principal investment strategies, can be found in the fund’s prospectus.

NEW FUND NAME	FORMER FUND NAME

LVIP Franklin Templeton Core Bond Fund	LVIP Macquarie Bond Fund

You can obtain information by contacting your registered representative, online at www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.